Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Net income loss	$ (154,822)	$ (226,258)	$ 751,609
Accumulated deficit	$ (854,046)	$ (699,224)